Goodwill and Other Intangible Assets (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill impairment loss							$ 3,000,000
Intangible assets	$ 1,910,072	$ 7,813,103	$ 1,960,072			$ 1,960,072	1,910,072
Useful life	3 years					3 years
Capitalized software costs							11,500
Employment agreement, description						Mr. MacRae’s compensation package includes a $50,000 signing bonus and an annual base salary of $125,000. We have attributed the $50,000 signing bonus to the cost of the contracts acquired and are amortizing that cost over the estimated six-month economic life of the contracts.
Amortization expense of intangible assets		159,173	159,173			$ 686,691	477,518
Forecast [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Amortization expense of intangible assets				$ 159,000	$ 637,000
License
Goodwill and Other Intangible Assets (Details) [Line Items]
Intangible assets		1,726,965	1,726,965			1,726,965	1,726,965
Computer Software, Intangible Asset [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Capitalized software costs						113,020
Customer Contracts
Goodwill and Other Intangible Assets (Details) [Line Items]
Intangible assets		$ 233,107	$ 233,107			$ 233,107	$ 183,107